Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Dates
30-Jun-2024
Actual/360 Days

30/360 Days

15-Jul-2024
15-Jul-2024
Collection Period No.
6
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1, A-2B Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Jun-2024
11-Jul-2024
12-Jul-2024
15-Jul-2024
17-Jun-2024
15-Jun-2024
Summary
Beginning
Balance
28,169,871.84
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Principal
Payment
28,169,871.84
4,029,974.00
4,029,974.00
0.00
0.00
Ending
Balance
0.00
240,470,026.00
240,470,026.00
476,600,000.00
98,010,000.00
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
95.265038
16.482511
16.482511
0.000000
0.000000
Initial
Balance
295,700,000.00
244,500,000.00
244,500,000.00
476,600,000.00
98,010,000.00
Note
Factor
0.000000
0.983517
0.983517
1.000000
1.000000
1,091,779,871.84
1,055,550,052.00
36,229,819.84
T
otal Note Balance
1,359,310,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
34,854,167.03
1,126,634,038.87
52,916,538.72
1,179,550,577.59
34,854,167.03
1,090,404,219.03
51,007,288.90
1,141,41
1,507.93
34,856,681.09
1,394,166,681.09
65,292,162.27
1,459,458,843.36
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
34,856,681.09
34,854,167.03
34,854,167.03
Clas
s
A-1 Notes
Clas
s
A-2A Notes
Clas
s
A-2B Notes
Clas
s
A-3 Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.060000%
5.703030%
4.800000%
4.790000%
Interest Payment
0.00
1,030,975.00
1,084,526.21
1,906,400.00
391,223.25
Interest per
$1000 Fac
e
Amount
0.000000
4.216667
4.435690
4.000000
3.991667
Interest & Principal
Payment
28,169,871.84
5,060,949.00
5,114,500.21
1,906,400.00
391,223.25
Interest & Principal Payment
per $1000 Fac
e
Amount
95.265038
20.699178
20.918201
4.000000
3.991667
$40,642,944.30
T
otal
$4,413,124.46

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
44,196,150.84
0.00
44,196,150.84
35,627,220.32
7,279,765.56
821,876.71
263,825.20
0.00
0.00
203,463.05
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
982,958.81
0.00
0.00
4,413,124.46
0.00
0.00
36,229,819.84
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
44,196,150.84
2,570,247.73
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
982,958.81
0.00
0.00
0.00
982,958.81
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2A Notes
thereof on Clas
s
A-2B Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,413,124.46
0.00
1,030,975.00
1,084,526.21
1,906,400.00
391,223.25
0.00
0.00
0.00
0.00
0.00
0.00
4,413,124.46
0.00
1,030,975.00
1,084,526.21
1,906,400.00
391,223.25
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2A
Notes
thereof on Clas
s
A-2B
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,413,124.46
4,413,124.46
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
36,229,819.84
0.00
0.00
0.00
36,229,819.84
Aggregate Principal Distributabl
e
Amount
36,229,819.84
36,229,819.84
0.00

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
3,485,416.70
0.00
3,485,416.70
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
14,312.78
189,150.27
203,463.05
3,485,416.70
0.00
14,312.78
14,312.78
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Pool Statistics
Pool Data
7.83%
54.13
15.52
Cutoff Date Pool Balance
Amount
1,459,458,843.36
Pool Balance beginning of Collection Period
1,179,550,577.59
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,141,411,507.93
25,446
26,101
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
29,733
21,160,903.61
14,466,316.71
0.00
2,511,849.34
Pool Factor
78.21%
7.74%
60.69
8.92

Mercedes-Benz Auto Receivables
T
rust 2024-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
99.12%
0.59%
0.21%
0.08%
100.00%
1,131,385,723.87
6,699,665.62
2,397,374.04
928,744.40
1,141,411,507.93
25,276
117

13
25,446
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.291%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
20,713.44
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.320%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
6,110,465.37
1,436,863.42
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses

Losses
(1)
Amount
2,511,849.34
819,674.69
255,311.23
Number of Receivables
Number of Receivables
Amount
13,227,847.04
5,818,103.34
1,299,278.33
Current
Cumulative
0.419%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.486%
Prior Collection Period
1.384 % Second Prior
Collection
Period
1.666
%
Third
Prior
Collection
Period
0.746%